CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
4.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2025 and June 30, 2026 primarily consist of the following currencies:

	As of December 31, 2025		As of June 30, 2026
	Amount	RMB equivalent	Amount	RMB equivalent

			(unaudited)
RMB	642,729	642,729	512,545	512,545
US$	22,589	158,775	12,920	87,999
Other (i)	107,755	5,095	102,694	3,246
Cash and cash equivalents		806,599		603,790

(i)	As of June 30, 2026, other currency primarily consists of Korean Won.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)